XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.....................    1
Statement of Operations...................................................    2
Statement of Changes in Members' Capital - Net Assets.....................    3
Notes to Financial Statements.............................................    4
Schedule of Portfolio Investments.........................................   11
Schedule of Securities Sold, Not Yet Purchased............................   19

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
-------------------------------------------------------------------------------------------
                                                                            JUNE 30, 2002
                                                                             (UNAUDITED)
ASSETS

Investments in securities, at market (cost - $217,375)                       $   205,663
Cash and cash equivalents                                                        124,586
Receivable for investment securities sold                                         74,621
Due from broker                                                                  136,478
Interest receivable                                                                  349
Dividends receivable                                                                  34
Other assets                                                                          11
                                                                             -----------
       TOTAL ASSETS                                                              541,742
                                                                             -----------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $114,986)               93,004
Withdrawals payable                                                               38,715
Payable for investment securities purchased                                       52,920
Dividends payable on securities sold, not yet purchased                               60
Administration fees payable                                                          331
Accrued expenses                                                                     427
                                                                             -----------
       TOTAL LIABILITIES                                                         185,457
                                                                             -----------
             NET ASSETS                                                      $   356,285
                                                                             ===========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                    $   346,015
Net unrealized appreciation on investments                                        10,270
                                                                             -----------
       MEMBERS' CAPITAL - NET ASSETS                                         $   356,285
                                                                             ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2002
                                                                                    (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                       $       225
    Interest                                                                              1,528
                                                                                    -----------
                                                                                          1,753
                                                                                    -----------
EXPENSES
       Administration fees                                                                2,003
       Prime broker fees                                                                    426
       Dividends on securities sold, not yet purchased                                      245
       Accounting and investor servicing fees                                               235
       Professional fees                                                                    139
       Custodian fees                                                                       120
       Insurance expense                                                                     39
       Board of Managers' fees and expenses                                                  12
       Miscellaneous                                                                         64
                                                                                    -----------
          TOTAL EXPENSES                                                                  3,283
                                                                                    -----------
          NET INVESTMENT LOSS                                                            (1,530)
                                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                            (27,930)
       Purchased options                                                                    413
       Written options                                                                   (1,491)
       Securities sold, not yet purchased                                                12,466
                                                                                    -----------
          NET REALIZED LOSS ON INVESTMENTS                                              (16,542)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                 (5,502)
                                                                                    -----------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                               (22,044)
                                                                                    -----------
          DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES           $   (23,574)
                                                                                    ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
---------------------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JUNE 30, 2002     DECEMBER 31, 2001
                                                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment income (loss)                        $    (1,530)        $     3,156
    Net realized loss on investments                        (16,542)            (32,852)
    Net change in unrealized appreciation
       on investments                                        (5,502)             30,438
                                                        -----------         -----------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES                (23,574)                742

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                    23,714              90,940
    Capital withdrawals                                     (38,942)            (47,698)
                                                        -----------         -----------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL
          DERIVED FROM CAPITAL TRANSACTIONS                 (15,228)             43,242


       MEMBERS' CAPITAL AT BEGINNING OF PERIOD              395,087             351,103
                                                        -----------         -----------
       MEMBERS' CAPITAL AT END OF PERIOD                $   356,285         $   395,087
                                                        ===========         ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the "Board of Managers" and an "Adviser". CIBC
         Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   CASH EQUIVALENTS

         The company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, $124,593,960 in cash equivalents was held at PNC Bank.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide's "Audits of Investment Companies" effective for 2001, the Company reclassified $1,529,272 and $16,542,360 from net investment loss and net realized loss on investments respectively to net capital contributions for the six month period ended June 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2002, there were no incentive allocation payments made to the Adviser.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Member of the Board of Managers ("Managers") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2002, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $19,200.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

    4.   SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2002, amounted to $884,414,264 and $799,220,882, respectively.

         At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $10,270,660 consisting of $29,187,000 gross unrealized appreciation and $18,916,340 gross unrealized depreciation.

         Due from broker primarily represents as proceeds from securities sold, not yet purchased.

    5.   SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2002, the Company had no outstanding margin borrowings.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         There were no transactions in forward contracts during the six months ended June 30, 2002. The Company maintains cash in bank deposit accounts which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the six months ended June 30, 2002, transactions in purchased options were as follows:

                                                                             PUT OPTIONS
                                                                             -----------
                                                              NUMBER OF CONTRACTS             COST
                                                              -------------------      -----------------
         Beginning balance                                              --               $     --
         Options purchased                                            76,152                27,387,394
         Options closed                                              (55,350)              (21,861,812)
                                                                   -----------         -----------------
         Options outstanding at June 30, 2002                         20,802             $   5,525,582
                                                                   ===========         =================

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the six months ended June 30, 2002, transactions in written options were as follows:

                                                           CALL OPTIONS
                                                           ------------
                                                     NUMBER OF
                                                     CONTRACTS         COST
                                                     ---------   --------------
         Beginning balance                                660    $      521,052
         Options written                               20,790         9,807,227
         Options closed                               (21,450)      (10,328,279)
                                                      -------    --------------
         Options outstanding at June 30, 2002            --      $      --
                                                      =======    ===============

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

    7.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                     MAY 4, 1999
                                                                                                                  (COMMENCEMENT OF
                                                          SIX MONTHS ENDED     YEAR ENDED          YEAR ENDED      OPERATIONS) TO
                                                            JUNE 30, 2002   DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999
                                                            -------------   -----------------  -----------------  -----------------

         Net assets, end of period (000)                       $356,285          $395,087            $351,103            $187,675
         Ratio of net investment income (loss)
               to average net assets                            (0.78%)*           0.80%              (0.11%)             (2.67%)*
         Ratio of expenses to average net assets                 1.67%*            1.99%               2.50%               3.50%*
         Portfolio turnover rate                               365.49%           687.98%             325.04%             143.30%
         Total return **                                        (5.75%)           (0.15%)             (0.56%)             63.25%
         Average debt ratio                                       N/A               N/A                5.34%              22.46%

         *    Annualized.
         **   Total return  assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.
         N/A  Not applicable

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - 55.08%
             AEROSPACE/DEFENSE - 3.19%
    31,600     General Dynamics Corp.                            $    3,360,660
    24,200     Northrop Grumman Corp.                                 3,025,000
    45,300     Raytheon Co.                                           1,845,975
    72,600     Teledyne Technologies, Inc. *                          1,506,450
    89,860     Titan Corp. (The) *                                    1,643,539
                                                                 --------------
                                                                     11,381,624
                                                                 --------------
             AEROSPACE/DEFENSE - EQUIPMENT - 0.59%
    91,640     United Defense Industries, Inc. *                      2,107,720
                                                                 --------------
             APPLICATIONS SOFTWARE - 5.09%
    30,900     Intuit, Inc. *                                         1,536,348
   150,230     J.D. Edwards & Co. *                                   1,825,295
   263,950     Microsoft Corp. *                            (a)      14,438,065
    23,720     Siebel Systems, Inc. *                                   337,298
                                                                 --------------
                                                                     18,137,006
                                                                 --------------
             BROADCASTING SERVICE/PROGRAMMING - 0.26%
    42,000     Fox Entertainment Group, Inc., Class A *                 913,500
                                                                 --------------
             BUSINESS - TO - BUSINESS/E - COMMERCE - 0.00%
     1,208     eMerge Interactive, Inc., - Class A *                        278
                                                                 --------------
             CHEMICALS - DIVERSIFIED - 1.12%
    89,860     E. I . du Pont de Nemours and Co.                      3,989,784
                                                                 --------------
             CHEMICALS - SPECIALTY - 1.69%
    63,400     Cytec Industries, Inc. *                               1,993,296
    54,100     Eastman Chemical Co.                                   2,537,290
    24,200     OM Group, Inc.                                         1,500,400
                                                                 --------------
                                                                      6,030,986
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             COMMERCIAL SERVICES - FINANCE - 1.28%
    75,200     Concord EFS, Inc. *                               $    2,266,528
    71,850     Equifax, Inc.                                          1,939,950
    30,200     PRG - Schultz International, Inc. *                      371,762
                                                                 --------------
                                                                      4,578,240
                                                                 --------------
             COMPUTER SERVICES - 1.41%
    72,430     BISYS Group, Inc. (The) *                              2,411,919
    45,100     Ceridian Corp. *                                         855,998
    66,400     SunGard Data Systems, Inc. *                           1,758,272
                                                                 --------------
                                                                      5,026,189
                                                                 --------------
             COMPUTERS - 2.35%
    77,700     Apple Computer, Inc. *                                 1,376,844
   267,050     Dell Computer Corp. *                                  6,980,687
                                                                 --------------
                                                                      8,357,531
                                                                 --------------
             COMPUTERS - MEMORY DEVICES - 0.57%
   179,320     EMC Corp. *                                            1,353,866
    34,715     VERITAS Software Corp. *                                 687,010
                                                                 --------------
                                                                      2,040,876
                                                                 --------------
             CONTAINERS - PAPER/PLASTIC - 0.40%
    60,600     Pactiv Corp. *                                         1,442,280
                                                                 --------------
             DATA PROCESSING/MANAGEMENT - 0.50%
    48,300     Certegy, Inc. *                                        1,792,413
                                                                 --------------
             DIVERSIFIED MANUFACTURING OPERATIONS - 1.35%
    75,030     Honeywell International, Inc.                          2,643,307
    47,500     Ingersoll - Rand Co., Class A                          2,168,850
                                                                 --------------
                                                                      4,812,157
                                                                 --------------
             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 0.30%
    42,400     ARAMARK Corp., Class B *                               1,060,000
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             E-SERVICES/CONSULTING - 0.00%
        25     U.S. Interactive, Inc. *                          $            -
                                                                 --------------
             ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.16%
   103,800     Benchmark Electronics, Inc. *                          3,010,200
   132,200     Jabil Circuit, Inc. *                                  2,790,742
    79,200     Koninklijke (Royal) Philips Electronics N.V.           2,185,920
   149,280     Vishay Intertechnology, Inc. *                         3,284,160
                                                                 --------------
                                                                     11,271,022
                                                                 --------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.14%
    74,280     International Rectifier Corp. *                        2,165,262
    74,870     Micron Technology, Inc. *                              1,513,871
    57,890     National Semiconductor Corp. *                         1,688,651
   228,797     Skyworks Solutions, Inc. *                             1,269,822
    90,120     STMicroelectronics N.V.                                2,192,620
    99,450     Texas Instruments, Inc.                                2,356,965
                                                                 --------------
                                                                     11,187,191
                                                                 --------------
             ENTERPRISE SOFTWARE/SERVICE - 1.63%
   613,000     Oracle Corp. *                              (a)        5,805,110
                                                                 --------------
             ENTERTAINMENT SOFTWARE - 1.33%
    42,320     Electronic Arts, Inc. *                                2,795,236
    65,600     THQ, Inc. *                                            1,956,192
                                                                 --------------
                                                                      4,751,428
                                                                 --------------
             HOME DECORATION PRODUCTS - 0.59%
    60,100     Newell Rubbermaid, Inc.                                2,107,106
                                                                 --------------
             HUMAN RESOURCES - 0.95%
   145,229     Hewitt Associates, Inc., Class A *                     3,383,836
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             INDENTIFICATION SYSTEMS/DEVELOPMENT - 0.22%
    90,130     Symbol Technologies, Inc.                         $      766,105
                                                                 --------------
             INDEX - 4.05%
   310,270     Nasdaq-100 Index Tracking Stock *          (a)         8,098,047
   399,130     Technology Select Sector SPDR Fund *                   6,314,237
                                                                 --------------
                                                                     14,412,284
                                                                 --------------
             INSTRUMENTS - SCIENTIFIC - 0.84%
    49,340     FEI Co. *                                              1,209,323
    54,100     Varian, Inc. *                                         1,782,595
                                                                 --------------
                                                                      2,991,918
                                                                 --------------
             INTERNET BROKERS - 0.17%
   113,290     E*TRADE Group, Inc. *                                    618,563
                                                                 --------------
             INTERNET INCUBATORS - 0.00%
       100     Internet Capital Group, Inc. *                                27
                                                                 --------------
             LASERS - SYSTEMS/COMPONENTS - 0.62%
    62,920     Cymer, Inc. *                                          2,204,717
                                                                 --------------
             MACHINERY - FARM - 0.33%
    60,100     AGCO Corp. *                                           1,171,950
                                                                 --------------
             MACHINERY - PUMPS - 0.37%
    44,500     Flowserve Corp. *                                      1,326,100
                                                                 --------------
             MACHINES/TOOLS & RELATED PRODUCTS - 0.76%
    74,380     Kennametal, Inc.                                       2,722,308
                                                                 --------------

             MEDICAL - BIOMEDICAL/GENETICS - 0.61%
    54,330     Cambrex Corp.                                          2,178,633
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             MEDICAL - DRUGS - 0.45%
    60,500     MedImmune, Inc. *                                 $    1,597,200
                                                                 --------------
             MEDICAL - GENERIC DRUGS - 0.42%
    15,000     Eon Labs, Inc. *                                         266,850
    39,100     Mylan Laboratories, Inc.                               1,225,785
                                                                 --------------
                                                                      1,492,635
                                                                 --------------
             MEDICAL - HMO - 0.55%
    36,000     Health Net, Inc. *                                       963,720
    63,300     Humana, Inc. *                                           989,379
                                                                 --------------
                                                                      1,953,099
                                                                 --------------
             MEDICAL - HOSPITALS - 1.99%
    72,600     Community Health Systems, Inc. *                       1,945,680
    78,000     Health Management Associates, Inc., Class A *          1,571,700
    72,700     Universal Health Services, Inc., Class B               3,562,300
                                                                 --------------
                                                                      7,079,680
                                                                 --------------
             MEDICAL - NURSING HOMES - 0.62%
    96,100     Manor Care, Inc. *                                     2,210,300
                                                                 --------------
             MEDICAL - STERILIZATION PRODUCTS - 0.58%
   108,600     STERIS Corp. *                                         2,075,346
                                                                 --------------
             MEDICAL INSTRUMENTS - 1.22%
    48,000     Beckman Coulter, Inc.                                  2,395,200
    83,540     Edwards Lifesciences Corp. *                           1,938,128
                                                                 --------------
                                                                      4,333,328
                                                                 --------------
             MULTIMEDIA - 1.75%
    89,870     AOL Time Warner, Inc. *                                1,321,988
    42,050     Gannett Co.                                            3,191,595
    75,600     News Corp., Ltd. (The) - Sponsored ADR                 1,733,508
                                                                 --------------
                                                                      6,247,091
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             NON - HAZARDOUS WASTE DISPOSAL - 0.47%
    87,100     Republic Services, Inc. *                         $    1,660,997
                                                                 --------------
             OIL & GAS DRILLING - 1.12%
    60,100     GlobalSantaFe Corp.                                    1,643,735
    75,200     Transocean, Inc.                                       2,342,480
                                                                 --------------
                                                                      3,986,215
                                                                 --------------
             OIL REFINING & MARKETING - 0.55%
    76,200     Premcor, Inc. *                                        1,959,864
                                                                 --------------
             PHARMACY SERVICES - 0.67%
    90,800     Omnicare, Inc.                                         2,384,408
                                                                 --------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.18%
   135,060     Analog Devices, Inc. *                                 4,011,282
   103,070     Atmel Corp. *                                            645,218
    48,160     Integrated Device Technology, Inc. *                     873,622
    60,200     Marvell Technology Group, Ltd. *                       1,197,378
   139,500     United Microelectronics Corp., Sponsored ADR *         1,025,325
                                                                 --------------
                                                                      7,752,825
                                                                 --------------
             SEMICONDUCTOR EQUIPMENT - 2.86%
    85,810     ASM International N.V. *                               1,481,080
    61,140     Credence Systems Corp. *                               1,086,458
    54,030     KLA-Tencor Corp. *                                     2,376,780
   127,420     Lam Research Corp. *                                   2,291,012
    87,100     Novellus Systems, Inc. *                               2,961,400
                                                                 --------------
                                                                     10,196,730
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - 0.10%
   157,420     ADC Telecommunications, Inc. *                           360,492
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS - 0.25%
   331,088     JDS Uniphase Corp. *                                     884,005
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           COMMON STOCK - (CONTINUED)
             TELEPHONE - INTEGRATED - 0.23%
    75,700     AT&T Corp.                                        $      809,990
                                                                 --------------
             TRAVEL SERVICES - 0.20%
    30,200     USA Interactive *                                        708,190
                                                                 --------------

               TOTAL COMMON STOCK (COST $211,849,570)               196,261,277
                                                                 ==============


CONTRACTS
           PUT OPTIONS - 2.64%
             COMPUTERS - MEMORY DEVICES - 0.13%
     3,000     EMC Corp., 01/18/03, $7.50                               450,000
                                                                 --------------
             ENTERPRISE SOFTWARE/SERVICE - 0.01%
       902     Computer Associates International, Inc.,
                 08/17/02, $15.00                                        36,080
                                                                 --------------
             INDEX - 2.18%
     6,300     Nasdaq-100 Index Tracking Stock, 01/17/04, $30.00      4,347,000
     6,000     Technology Select Sector SPDR , 01/17/04, $20.00       3,420,000
                                                                 --------------
                                                                      7,767,000
                                                                 --------------
             MEDICAL - GENERIC DRUGS - 0.04%
     1,200     Mylan Laboratories, Inc., 01/18/03, $25.00               132,000
                                                                 --------------

             MULTIMEDIA - 0.19%
     1,500     AOL Time Warner, Inc., 01/18/03, $17.50                  675,000
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
CONTRACTS                                                         MARKET VALUE
           LONG PUT OPTIONS - (CONTINUED)
             TELEPHONE - INTEGRATED - 0.09%
     1,900     AT&T Corp., 01/18/03, $10.00                      $      342,000
                                                                 --------------
               TOTAL PUT OPTIONS (COST $5,525,582)                    9,402,080
                                                                 ==============


               TOTAL INVESTMENTS (COST $217,375,152) - 57.72%       205,663,357
                                                                 --------------

               OTHER ASSETS LESS LIABILITIES - 42.28% **            150,622,114
                                                                 --------------

               NET ASSETS - 100.00%                              $  356,285,471
                                                                 ==============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security
** Includes $124,593,960 invested in a PNC Bank Money Market Account, which represents 34.97% of net assets.

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED - (26.10%)
             ADVERTISING SERVICES - (0.07%)
    12,000     Getty Images, Inc.                                $     (261,240)
                                                                 --------------
             APPLICATIONS SOFTWARE - (0.52%)
    25,100     IONA Technologies PLC - Sponsored ADR                   (133,005)
    59,670     Mercury Interactive Corp.                             (1,370,023)
    23,720     Siebel Systems, Inc.                                    (337,298)
                                                                 --------------
                                                                     (1,840,326)
                                                                 --------------
             CAPACITORS - (0.32%)
    63,700     KEMET Corp.                                           (1,137,682)
                                                                 --------------
             CELLULAR TELECOMMUNICATIONS - (0.19%)
   210,400     Nextel Communications, Inc., Class A                    (675,384)
                                                                 --------------
             CHEMICALS - DIVERSIFIED - (0.88%)
    38,100     Dow Chemical Co. (The)                                (1,309,878)
   119,980     Lyondell Chemical Co.                                 (1,811,698)
                                                                 --------------
                                                                     (3,121,576)
                                                                 --------------
             CHEMICALS - SPECIALTY - (0.45%)
    37,400     Cabot Microelectronics Corp.                          (1,614,184)
                                                                 --------------
             COMMERCIAL SERVICES - FINANCE - (1.48%)
    41,940     H&R Block, Inc.                                       (1,935,531)
   106,960     Paychex, Inc.                                         (3,346,778)
                                                                 --------------
                                                                     (5,282,309)
                                                                 --------------
             COMPUTER AIDED DESIGN - (0.06%)
    24,200     MSC.Software Corp.                                      (216,590)
                                                                 --------------
             COMPUTERS - INTEGRATED SYSTEMS - (0.84%)
    48,030     Brocade Communications Systems, Inc.                    (839,564)
    18,000     Diebold, Inc.                                           (670,320)
    48,100     Kronos, Inc.                                          (1,466,521)
                                                                 --------------
                                                                     (2,976,405)
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
             COMPUTERS - MEMORY DEVICES - (1.35%)
    90,060     Storage Technology Corp.                          $   (1,438,258)
   169,705     VERITAS Software Corp.                                (3,358,462)
                                                                 --------------
                                                                     (4,796,720)
                                                                 --------------
             CONSULTING SERVICES - (0.16%)
    30,100     Accenture, Ltd., Class A                                (571,900)
                                                                 --------------
             DATA PROCESSING/MANAGEMENT - (0.94%)
    42,100     CSG Systems International, Inc.                         (805,794)
    54,330     Fair, Isaac & Co., Inc.                               (1,785,827)
    40,960     Total System Services, Inc.                             (770,458)
                                                                 --------------
                                                                     (3,362,079)
                                                                 --------------
             ELECTRIC PRODUCTS - MISCELLANEOUS - (0.51%)
    54,100     Molex, Inc.                                           (1,813,973)
                                                                 --------------
             ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.40%)
    87,290     AVX Corp.                                             (1,425,446)
                                                                 --------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (2.63%)
    60,610     ESS Technology, Inc.                                  (1,063,099)
    60,200     Microchip Technology, Inc.                            (1,651,286)
    96,100     NVIDIA Corp.                                          (1,650,998)
    41,940     QLogic Corp.                                          (1,597,914)
    90,200     Semtech Corp.                                         (2,408,340)
    45,100     Xilinx, Inc.                                          (1,011,593)
                                                                 --------------
                                                                     (9,383,230)
                                                                 --------------
             ELECTRONIC DESIGN AUTOMATION - (0.63%)
    41,150     Synopsys, Inc.                                        (2,255,432)
                                                                 --------------
             ELECTRONIC FORMS - (0.48%)
    60,100     Adobe Systems, Inc.                                   (1,712,850)
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             ELECTRONIC PARTS DISTRIBUTION - (0.77%)
    74,990     Arrow Electronics, Inc.                           $   (1,556,042)
    54,050     Avnet, Inc.                                           (1,188,560)
                                                                 --------------
                                                                     (2,744,602)
                                                                 --------------
             ENTERPRISE SOFTWARE/SERVICE - (1.96%)
   195,500     BEA Systems, Inc.                                     (1,859,205)
    36,060     Business Objects S.A. - Sponsored ADR                 (1,013,286)
    59,980     JDA Software Group, Inc.                              (1,695,035)
    42,220     Manugistics Group, Inc.                                 (257,964)
    43,100     Open Text Corp.                                         (845,191)
    90,200     PeopleSoft, Inc.                                      (1,342,176)
                                                                 --------------
                                                                     (7,012,857)
                                                                 --------------
             FINANCE - INVESTMENT BANKER/BROKER - (0.28%)
    30,200     Investment Technology Group, Inc.                       (987,540)
                                                                 --------------
             HUMAN RESOURCES - (0.28%)
    42,100     Robert Half International, Inc.                         (980,930)
                                                                 --------------
             INDEX - (0.19%)
    26,000     Nasdaq - 100 Index Tracking Stock                       (678,600)
                                                                 --------------
             INSTRUMENTS - SCIENTIFIC - (0.26%)
    48,000     Applera Corp. - Applied Biosystems Group                (935,520)
                                                                 --------------
             INTERNET APPLICATIONS SOFTWARE - (0.35%)
    77,720     WebEx Communications, Inc.                            (1,235,748)
                                                                 --------------
             INTERNET BROKER - (0.38%)
   120,300     Charles Schwab Corp. (The)                            (1,347,360)
                                                                 --------------
             INTERNET FINANCIAL SERVICE - (0.17%)
    30,000     PayPal, Inc.                                            (606,030)
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             INTERNET SECURITY - (0.79%)
    75,700     Check Point Software Technologies Ltd.            $   (1,026,492)
    53,970     Symantec Corp.                                        (1,772,915)
                                                                 --------------
                                                                     (2,799,407)
                                                                 --------------
             MEDICAL - BIOMEDICAL/GENETICS - (0.35%)
    30,100     Amgen, Inc.                                           (1,260,588)
                                                                 --------------
             MEDICAL - HMO - (0.31%)
    12,000     UnitedHealth Group, Inc.                              (1,098,600)
                                                                 --------------
             MEDICAL LABS & TESTING SERVICES - (0.29%)
    12,000     Quest Diagnostics, Inc.                               (1,032,600)
                                                                 --------------
             MOTION PICTURES & SERVICES - (0.11%)
    29,870     Macrovision Corp.                                       (391,596)
                                                                 --------------
             NETWORKING PRODUCTS - (0.20%)
    17,470     Black Box Corp.                                         (711,553)
                                                                 --------------
             OFFICE AUTOMATION & EQUIPMENT - (0.34%)
    30,100     Pitney Bowes, Inc.                                    (1,195,572)
                                                                 --------------
             OIL - FIELD SERVICES - (0.38%)
    39,480     BJ Services Co.                                       (1,337,582)
                                                                 --------------
             PHOTO EQUIPMENT & SUPPLIES - (0.44%)
    54,300     Eastman Kodak Co.                                     (1,583,931)
                                                                 --------------
             PUBLISHING - NEWSPAPERS - (0.49%)
    36,000     Dow Jones & Co., Inc.                                 (1,744,200)
                                                                 --------------
             RETAIL - COMPUTER EQUIPMENT - (0.43%)
    32,490     CDW Computer Centers, Inc.                            (1,520,857)
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                  JUNE 30, 2002
   SHARES                                                         MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
             SCHOOLS - (0.40%)
    36,300     Apollo Group, Inc., Class A                       $   (1,430,946)
                                                                 --------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.49%)
    84,200     Emulex Corp.                                          (1,896,184)
    60,100     Maxim Integrated Products, Inc.                       (2,303,633)
    48,200     Micrel, Inc.                                            (693,116)
    42,100     O2Micro International Ltd.                              (435,735)
                                                                 --------------
                                                                     (5,328,668)
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - (0.49%)
   157,420     ADC Telecommunications, Inc.                            (360,492)
    72,100     Plantronics, Inc.                                     (1,370,621)
                                                                 --------------
                                                                     (1,731,113)
                                                                 --------------
             TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (0.07%)
    87,818     JDS Uniphase Corp.                                      (234,474)
                                                                 --------------
             TELEPHONE - INTEGRATED - (2.26%)
    54,100     ALLTEL Corp.                                          (2,542,700)
    36,100     CenturyTel, Inc.                                      (1,064,950)
   143,810     Citizens Communications Co.                           (1,202,252)
    54,000     Telephone and Data Systems, Inc.                      (3,269,700)
                                                                 --------------
                                                                     (8,079,602)
                                                                 --------------
             TRAVEL SERVICES - (0.30%)
    30,200     Sabre Holdings Corp.                                  (1,081,160)
                                                                 --------------
             WEB PORTALS/ISP - (0.41%)
    60,030     Overture Services, Inc.                               (1,464,732)
                                                                 --------------

               TOTAL SECURITIES SOLD, NOT YET PURCHASED
                 (PROCEEDS $114,986,149)                         $  (93,003,694)
                                                                 ==============

The accompanying notes are an integral part of these financial statements.